Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Schedule Of Components Of Income Tax Expense (Benefit)

	PG&E Corporation			Utility
	Year Ended December 31,
	2011	2010	2009	2011	2010	2009
(in millions)
Current:
Federal	$ (77)	$ (12)	$ (747)	$ (83)	$ (54)	$ (696)
State	152	130	(41)	161	134	(45)
Deferred:
Federal	504	525	1,161	534	589	1,139
State	(135)	(91)	92	(128)	(90)	89
Tax credits	(4)	(5)	(5)	(4)	(5)	(5)

Income tax provision	$ 440	$ 547	$ 460	$ 480	$ 574	$ 482

Schedule Of Deferred Tax Assets And Liabilities

	PG&E Corporation		Utility
	Year Ended December 31,
	2011	2010	2011	2010
(in millions)
Deferred income tax assets:
Customer advances for construction	$ 108	$ -	$ 108	$ -
Reserve for damages	243	222	243	222
Environmental reserve	157	242	157	242
Compensation	310	345	258	305
Net operating loss carry forward	728	327	567	270
Other	217	207	180	178

Total deferred income tax assets	$ 1,763	$ 1,343	$ 1,513	$ 1,217

Deferred income tax liabilities:
Regulatory balancing accounts	$ 878	$ 1,116	$ 878	$ 1,116
Property related basis differences	6,309	5,236	6,301	5,234
Income tax regulatory asset	588	509	588	509
Other	192	142	105	135

Total deferred income tax liabilities	$ 7,967	$ 7,003	$ 7,872	$ 6,994

Total net deferred income tax liabilities	$ 6,204	$ 5,660	$ 6,359	$ 5,777

Classification of net deferred income tax liabilities:
Included in current liabilities	$ 196	$ 113	$ 199	$ 118
Included in noncurrent liabilities	6,008	5,547	6,160	5,659

Total net deferred income tax liabilities	$ 6,204	$ 5,660	$ 6,359	$ 5,777

Schedule Of Effective Income Tax Rate Reconciliation

	PG&E Corporation			Utility
	Year Ended December 31,
	2011	2010	2009	2011	2010	2009

Federal statutory income tax rate	35.0%	35.0%	35.0%	35.0%	35.0%	35.0%
Increase (decrease) in income tax rate resulting from:
State income tax (net of federal benefit)	1.1	0.7	1.6	1.6	1.0	1.4
Effect of regulatory treatment of fixed asset differences	(4.4)	(3.1)	(2.7)	(4.2)	(3.0)	(2.6)
Tax credits	(0.5)	(0.4)	(0.5)	(0.5)	(0.4)	(0.5)
IRS audit settlements	-	0.1	(4.5)	-	(0.2)	(4.2)
Benefit of loss carryback	(1.9)	-	-	(2.1)	-	-
Non deductible penalties	6.5	0.2	-	6.3	0.2	-
Other, net	(1.5)	0.7	(1.5)	0.1	1.3	(1.3)

Effective tax rate	34.3%	33.2%	27.4%	36.2%	33.9%	27.8%

Schedule Of Change In Unrecognized Tax Benefits

	PG&E Corporation			Utility
	2011	2010	2009	2011	2010	2009
(in millions)
Balance at beginning of year	$ 714	$ 673	$ 75	$ 712	$ 652	$ 37
Additions for tax position taken during a prior year	2	27	4	2	27	4
Reductions for tax position taken during a prior year	(198)	(20)	(3)	(196)	-	-
Additions for tax position taken during the current year	3	89	624	-	87	623
Settlements	(15)	(55)	(27)	(15)	(54)	(12)

Balance at end of year	$ 506	$ 714	$ 673	$ 503	$ 712	$ 652